Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities
Accrued Liabilities and Other Liabilities
10.	Accrued liabilities and other liabilities

	As of December 31,
	2021	2022
Accrued liabilities and other current liabilities
Salary and welfare payable	118,712	144,473
Provision for reserve for inventory purchase commitments (Note a)	—	75,847
Other tax payables	19,128	56,116
Customer refund	10,738	29,432
Warranty reserve (Note b)	18,026	11,953
Refund from depository bank – current	2,013	2,199
VAT payable	128,939	748
VAT received from customers related to contract liabilities	2,427	135
Withholding tax payables due to restricted share units (Note c)	126,198	—
Rental deposits.	2,120	—
Others	9,093	15,802
Total	437,394	336,705
Other non-current liabilities
Refund from depository bank – non-current	5,824	4,163

Note a: The Company entered into several contracts to purchase foundry service. These contracts represent firm purchase commitments which are evaluated for potential losses. As of December 31, 2021 and 2022, the Company’s purchase obligation to third-party suppliers for foundry service was RMB917,346 and RMB465,709, respectively.

In connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2022, the Company assessed the loss contingency under the foundry service contracts taking into account the estimated selling price of mining equipment. The provision was determined by applying a methodology similar to that used in the lower of cost or net realizable value with respect to inventory, using estimates of the costs to convert raw materials into final products in order to determine net realizable value. For the year ended December 31, 2022, a provision of RMB75,847 has been recognized in cost of revenues for the Company’s inventory purchase commitments under foundry service contracts as a result of the decline in the estimated selling price of mining equipment based on the most recent subsequent selling price. No such provision was made during the year ended December 31, 2021.

Note b: For mining equipment, the Company provides its customers for 360 days warranty, subject to certain conditions, such as normal use. The Company provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Company’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2021	2022
Accrued warranty—beginning of year	—	18,026
Accrual for warranties issued during the year	28,826	12,742
Warranty claims paid	(10,800)	(7,843)
Warranty expired	—	(10,972)
Accrued warranty—end of year	18,026	11,953

Note c: Upon vesting of the restricted share units, the Company withholds the shares to cover the statutory withholding requirement. As of December 31 2021, RMB126,198 was withheld on behalf of the employee and was subsequently remitted to the tax authority in January 2022.